     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 2000
                                                       REGISTRATION NO. 33-43773
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------
                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                         POST-EFFECTIVE AMENDMENT NO.17                      [X]
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO.21                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                             ----------------------
                       MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)
                          MERRILL LYNCH LIFE INSURANCE
                                     COMPANY
                               (NAME OF DEPOSITOR)
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                                 (609) 282-1429
          (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                             ----------------------
                             BARRY G. SKOLNICK, ESQ.
                    SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                    COPY TO:
                              STEPHEN E. ROTH, ESQ.
                             KIMBERLY J. SMITH, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                           1275 PENNSYLVANIA AVENUE, NW
                           WASHINGTON, D.C. 20004-2415
                             ----------------------

     It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on July 10, 2000 pursuant to paragragh (b) of Rule 485
       -------------
          (date)

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on               pursuant to paragraph (a)(1) of Rule 485
       -------------
          (date)

     If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                     EXHIBIT INDEX CAN BE FOUND ON PAGE C-12
================================================================================

PART A, THE PROSPECTUS, AND PART B, THE STATEMENT OF ADDITIONAL INFORMATION, ARE INCORPORATED BY REFERENCE TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 16 TO FORM N-4, REGISTRATION NO. 33-43773 FILED ON MAY 1,2000.

                         MERRILL LYNCH RETIREMENT PLUS(SM)

                                    Issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
      Merrill Lynch Life Variable Annuity Separate Account A ("Account A")
      Merrill Lynch Life Variable Annuity Separate Account B ("Account B")

                         Supplement Dated July 10, 2000
                                     To The
                          Prospectus Dated May 1, 2000

This supplement describes certain changes to the Retirement Plus variable annuity contracts (collectively, the "Contracts") issued by Merrill Lynch Life Insurance Company ("we" or "us"). These changes, which are described in more detail below, include:

       - adding a new subaccount that invests in the Focus Twenty Select Fund of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds");

       - increasing the maximum owner age (or oldest co-owner age) and the maximum annuitant age on certain Contracts to age 90;

       - providing a step-up of contract value upon spousal continuation of the Contract to equal the amount of the death benefit that we would have paid to the surviving spouse;

       - allowing up to 6 lump sum withdrawals without a contingent deferred sales charge (instead of one) from Account A each contract year to the extent that the withdrawals do not exceed the "free withdrawal amount"; and

       -      allowing systematic withdrawals of fixed amounts from Account A.

NEW SUBACCOUNT

Beginning on July 10, 2000, an additional subaccount of Account A will be available for allocations of premiums and contract value. With the addition of this new subaccount, there are 23 subaccounts currently available under the Contracts. You may select up to 18 of these 23 subaccounts for allocation of premiums and contract value.

The new subaccount invests exclusively in Class A shares of a designated mutual fund portfolio of the Variable Series Funds. The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. The investment objective of the newly available portfolio is described below. There is no guarantee that this portfolio will be able to meet its investment objective.

Focus Twenty Select Fund seeks long-term capital appreciation. The Fund is a non-diversified fund and invests primarily in common stocks of approximately 20 companies that Fund management believes have strong earnings growth and capital appreciation potential. To a lesser extent, the Fund also may invest in preferred stock, convertible securities, warrants, and rights to subscribe to common stock of these companies.

FEE TABLE. The following expenses of the Fund are based on estimates for the current year:

                                     MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                                     ----------------------------------------------------------

                                                      FOCUS TWENTY SELECT FUND
ANNUAL EXPENSES
Investment Advisory Fees                                       0.85%
Other Expenses                                                  __%
Total Annual Operating Expenses                                 __%
Expense Reimbursements                                          __%
Net Expenses                                                    __%

EXAMPLES OF CHARGES. If you surrender the Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested in the Focus Twenty Select Fund, assuming a 5% annual return on assets:

==========================================================================================
                                                          1 YEAR               3 YEARS
------------------------------------------------------------------------------------------
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------
            Focus Twenty Select Fund+                       $__                  $__
==========================================================================================

If you annuitize or do not surrender the Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested in the Focus Twenty Select Fund, assuming a 5% annual return on assets:

=============================================================================================
                                                             1 YEAR               3 YEARS
---------------------------------------------------------------------------------------------
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
---------------------------------------------------------------------------------------------
            Focus Twenty Select Fund+                          $__                  $__
=============================================================================================

+      Class A shares

The Examples reflect expenses and charges of Account A and the Fund. They also reflect the $40 contract maintenance charge as 0.0244% of average assets. The Examples do not include charges to contract owners for premium taxes. See the CHARGES AND DEDUCTIONS section in the Prospectus and the Fund prospectus for a further discussion of fees and charges. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF THE FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

MAXIMUM OWNER AND ANNUITANT AGES

We are increasing the maximum owner age and maximum annuitant age on certain Contracts from age 85 to age 90, as described below.

New Contracts. Beginning July 10, 2000 and subject to state approval, we will issue nonqualified Contracts as long as the owner (or the oldest co-owner) and the annuitant are both less than 90 years old. In addition, the annuity date now may not be later than the date the annuitant would reach age 90.

Additional restrictions apply to Contracts issued in Vermont and Florida. Although the maximum annuitant age increases to age 90 and the latest annuity date increases to the date the annuitant would reach age 90, the maximum owner age on such Contracts remains age 85. In addition, for Contracts issued in these states to owners that are not natural persons, any annuitant still must be less than 85 years old and the annuity date may not be later than the annuitant's 85th birthday.

Existing Contracts. For Contracts in force on July 10, 2000 and subject to state approval, the new maximum annuitant age of 90 will apply to any change of annuitant. In addition, any new annuity date may not be later than the date the annuitant would reach age 90. These changes to the maximum annuitant age and latest annuity date will not automatically alter your Contract. They will apply only if you request a change in annuitant or annuity date.

For in force Contracts on Form No. ML-VA-001 with an owner that is not a natural person, any new annuitant still must be less than 85 years old and the annuity date may not be later than the annuitant's 85th birthday.

SPOUSAL CONTINUATION STEP-UP

Beginning July 10, 2000 and subject to state approval, if the owner dies and the surviving spouse elects to continue the Contract, we will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount based on the ratio of your contract value in each subaccount to your contract value.

NEW WITHDRAWAL RIGHTS

       LUMP SUM WITHDRAWALS

Beginning August 18, 2000, you may make up to 6 lump sum withdrawals from Account A each contract year. We will not impose any contingent deferred sales charge on any withdrawals from Account A in a contract year to the extent they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or
(b), where:

       a= 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and
       b= your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken into account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Each withdrawal counts as one of the six permitted each contract year.

       SYSTEMATIC WITHDRAWALS

Beginning August 18, 2000, you may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount of systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

These withdrawals are in addition to the lump sum withdrawals discussed above and the one lump sum transfer to Account B allowed each contract year. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.

We will not impose a contingent deferred sales charge on systematic withdrawals except to the extent that, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, the systematic withdrawals exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.

You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

       SUMMARY OF WITHDRAWAL RIGHTS

To summarize, once these new withdrawal provisions become effective, you will have the following withdrawal rights under your Contract each contract year:

-----------------------------------------------------------------------------------------------------------------------------------
                                     PERMISSIBLE NUMBER                                                     CONTINGENT DEFERRED
                                        OR FREQUENCY                  CURRENT LIMITATIONS ON THE                SALES CHARGE
                                       OF WITHDRAWALS                      AMOUNT WITHDRAWN                        IMPOSED
-----------------------------------------------------------------------------------------------------------------------------------
FROM ACCOUNT A
-----------------------------------------------------------------------------------------------------------------------------------
    Lump Sum Withdrawals            6 per contract year            Contract value in excess of $2,000         None on withdrawals
                                                                                                            that do not exceed the
                                                                                                               "free withdrawal
                                                                                                            amount" on the date you
                                                                                                              request a withdrawal
-----------------------------------------------------------------------------------------------------------------------------------
    Systematic Withdrawals          Monthly, quarterly,        10% of total premiums paid into Account        None on withdrawals
                                  semi-annual, or annual          A that are subject to a contingent       that do not exceed the
                                                                 deferred sales charge, plus 100% of          "free withdrawal
                                                               total premiums paid into Account A that        amount"on the date
                                                                are no longer subject to a contingent             withdrawn
                                                                deferred sales charge, less any prior
                                                               amounts withdrawn from Account A during
                                                                 that contract year, less any prior
                                                                amount transferred from Account A to
                                                                 Account B during that contract year
-----------------------------------------------------------------------------------------------------------------------------------
FROM ACCOUNT B
-----------------------------------------------------------------------------------------------------------------------------------
    Lump Sum Withdrawals                 Unlimited                            Unlimited                                None
-----------------------------------------------------------------------------------------------------------------------------------
    Automatic Withdrawals           Monthly, quarterly,                       Unlimited                                None
                                  semi-annual, or annual
-----------------------------------------------------------------------------------------------------------------------------------

                                      * * *

Please retain this supplement with your Prospectus for your reference. A copy of the current prospectus for the Focus Twenty Select Fund is also enclosed. If you have any questions, please contact your Financial Consultant or the Service Center at 1-800-535-5549.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
        (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                   Separate Account A as of December 31, 1999 and for the two years ended December 31, 1999 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)

        (2)       Financial Statements of Merrill Lynch Life Variable Annuity
                   Separate Account B as of December 31, 1999 and for the two years ended December 31, 1999 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)

        (3)       Financial Statements of Merrill Lynch Life Insurance Company
                   for the three years ended December 31, 1999 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)

 (b)  Exhibits
        (1)       Resolution of the Board of Directors of Merrill Lynch Life
                   Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

        (2)       Not Applicable

        (3)       Underwriting Agreement Between Merrill Lynch Life Insurance
                   Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

        (4)(a)    Individual Variable Annuity Contract issued by Merrill Lynch
                   Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

           (b) Merrill Lynch Life Insurance Company Contingent Deferred Sales Charge Waiver Endorsement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

           (c) Individual Retirement Annuity Endorsement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

           (d) Merrill Lynch Life Insurance Company Endorsement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

           (e) Individual Variable Annuity Contract (revised) issued by Merrill Lynch Life Insurance Company (ML-VA-002) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43773 Filed April 26, 1995).

           (f) Merrill Lynch Life Insurance Company Endorsement (ML008) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43773 Filed April 26, 1995).

           (g) Merrill Lynch Life Insurance Company Individual Variable Annuity Contract (ML-VA-001) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43773 Filed April 26, 1995).

   (h) Guaranteed Minimum Income Benefit Rider (Incorporated by Reference to Registrant's Post-Effective Registration No. 33-43773 Filed March 15, 1999).
   (i) Tax-Sheltered Annuity Endorsement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43773 Filed April 13, 1999).

   (j)     Merrill Lynch Life Insurance Company Endorsement (ML038).

   (k)     Merrill Lynch Life Insurance Company Endorsement (ML039).

   (l)     Merrill Lynch Life Insurance Company Endorsement (ML040).

   (m)     Merrill Lynch Life Insurance Company Endorsement (ML04l).

(5) Form of Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 16 to Form N-4, Registration No. 33-43773 Filed May 1, 2000).

(6)(a) Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
           1996).
   (b) Amended and Restated By-laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
           1996).
(7)        Not Applicable
(8)(a) Amended General Agency Agreement (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4,
           Registration No. 33-43773 Filed April 28, 1994).
   (b) Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
   (c) Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
   (d) Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Reserve Assets Fund. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
   (e) Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
   (f) Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
   (g) Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994).
   (h) Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
   (i) Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).

    (j) Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994).
    (k)    Form of Participation Agreement Between Merrill Lynch Variable
           Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
           1996).
    (l) Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).
    (m) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, Registration No. 33-43773 Filed April 23, 1997).
    (n) Amendment to the Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch
           Life Insurance Company. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).
    (o) Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
    (p) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P. and Alliance
           Fund Distributors, Inc. dated May 1, 1997. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).
    (q) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P. and Alliance
           Fund Distributors, Inc. dated June 5, 1998. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).
    (r) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P. and Alliance
           Fund Distributors, Inc. dated July 22, 1999. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).
    (s) Form of Participation Agreement Among MFS Variable Insurance Trust, Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
    (t) Amendment to the Participation Agreement Among MFS(R) Variable Insurance Trust(SM), Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company dated May 1, 1997. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).
    (u) Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 3343773 Filed May 1, 1998).

    (v) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company and Hotchkis and Wiley Variable Trust. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).
    (w) Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43773 Filed May 1, 1998).
    (x)    Form of Participation Agreement Between Merrill Lynch, Pierce,
           Fenner & Smith Incorporated and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43773 Filed May 1, 1998).
    (y) Form of Participation Agreement Between Mercury Asset Management V.I. Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43773 Filed April 13, 1999).
(9) Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Post-effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
(10)(a)    Written Consent of Sutherland Asbill & Brennan LLP.
    (b)    Written Consent of Deloitte & Touche LLP, independent auditors.
    (c)    Written Consent of Barry G. Skolnick, Esq.
(11)       Not Applicable
(12)       Not Applicable
(13) Schedule for Computation of Performance Quotations. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
(14)(a) Power of Attorney from Joseph E. Crowne, Jr. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).
    (b) Power of Attorney from David M. Dunford (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).
    (c) Power of Attorney from John C.R. Hele (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
           Registration No. 33-43773 Filed March 2, 1994).
    (d) Power of Attorney from Allen N. Jones (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4,
           Registration No. 33-43773 Filed March 2, 1994).
    (e) Power of Attorney from Barry G. Skolnick (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).
    (f) Power of Attorney from Anthony J. Vespa (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994).
    (g) Power of Attorney from Gail R. Farkas (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4,
           Registration No. 33-43773 Filed April 25, 1996).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

       NAME                      PRINCIPAL BUSINESS ADDRESS                POSITION WITH DEPOSITOR
-----------------------       -----------------------------         --------------------------------------
Joseph E. Crowne, Jr.         800 Scudders Mill Road                Director, Senior Vice President, Chief
                              Plainsboro, NJ 08536                   Financial Officer, Chief Actuary
                                                                     and Treasurer.
David M. Dunford              800 Scudders Mill Road                Director, Senior Vice President and
                              Plainsboro, NJ 08536                   Chief Investment Officer.
Gail R. Farkas                800 Scudders Mill Road                Director and Senior Vice President.
                              Plainsboro, NJ 08536
Barry G. Skolnick             800 Scudders Mill Road                Director, Senior Vice President,
                              Plainsboro, NJ 08536                   General Counsel and Secretary.
Anthony J. Vespa              800 Scudders Mill Road                Director, Chairman of the Board,
                              Plainsboro, NJ 08536                   Chief Executive Officer and
                                                                     President.
Deborah J. Adler              800 Scudders Mill Road                Vice President and Actuary.
                              Plainsboro, NJ 08536
Robert J. Boucher             1414 Main Street                      Senior Vice President, Variable Life
                              Springfield, MA 01102                  Administration.
Michael P. Cogswell           800 Scudders Mill Road                Vice President and Senior Counsel.
                              Plainsboro, NJ 08536
Edward W. Diffin, Jr.         800 Scudders Mill Road                Vice President and Senior Counsel.
                              Plainsboro, NJ 08536
Linda Gillis                  4804 Deer Lake Drive East             Vice President and Assistant
                              Jacksonville, FL 32246                 Secretary.
Diana Joyner                  1414 Main Street                      Vice President.
                              Springfield, MA 01102
Robin Maston                  800 Scudders Mill Road                Vice President and Senior Compliance
                              Plainsboro, NJ 08536                   Officer.
Jeanne Markey                 800 Scudders Mill Road                Vice President.
                              Plainsboro, NJ 08536
Kelly A. O'Dea                800 Scudders Mill Road                Vice President and Senior
                              Plainsboro, NJ 08536                   Compliance Officer.
Robert Ostrander              1414 Main Street                      Vice President and Controller.
                              Springfield, MA 01102
Shelley K. Parker             1414 Main Street                      Vice President and Assistant
                              Springfield, MA 01102                  Secretary.
Julia Raven                   800 Scudders Mill Road                Vice President.
                              Plainsboro, NJ 08536
Lori M. Salvo                 800 Scudders Mill Road                Vice President and Senior Counsel.
                              Plainsboro, NJ 08536
John A. Shea                  800 Scudders Mill Road                Vice President.
                              Plainsboro, NJ 08536
Frederick H. Steele           800 Scudders Mill Road                Vice President.
                              Plainsboro, NJ 08536
Tracy A. Bartoy               4804 Deer Lake Drive East             Vice President and Assistant
                              Jacksonville, FL 32246                 Secretary.
Robert J. Viamari             1414 Main Street                      Vice President and Assistant
                              Springfield, MA 01102                  Secretary.
Chester Westergard            2200 Rodney Parham Road               Vice President.
                              Suite 300
                              Little Rock, AR 72212

       NAME                      PRINCIPAL BUSINESS ADDRESS                POSITION WITH DEPOSITOR
-----------------------       -----------------------------         --------------------------------------
Denis G. Wuestman             800 Scudders Mill Road                  Vice President.
                              Plainsboro, NJ 08536
Matthew J. Rider              800 Scudders Mill Road                  Vice President.
                              Plainsboro, NJ 08536
Donald C. Stevens, III        800 Scudders Mill Road                  Vice President and Controller.
                              Plainsboro, NJ 08536
Amy S. Winston                800 Scudders Mill Road                  Vice President and Director of
                              Plainsboro, NJ 08536                     Compliance.

----------------------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 25, 2000 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                                                STATE OF
                                                                                              JURISDICTION OF
NAME                                                                                             ENTITY
----                                                                                      -------------------
Merrill Lynch & Co., Inc. ............................................................... Delaware
 Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)................................... Delaware
     Broadcort Capital Corp.............................................................. Delaware
     Merrill Lynch Life Agency Inc.(2)................................................... Washington
     Merrill Lynch Professional Clearing Corp.(3)........................................ Delaware
   Merrill Lynch Bank & Trust Co......................................................... New Jersey
   Merrill Lynch Capital Services, Inc................................................... Delaware
   Merrill Lynch Government Securities, Inc.............................................. Delaware
    Merrill Lynch Money Markets Inc...................................................... Delaware
   Merrill Lynch Group, Inc.............................................................. Delaware
    Merrill Lynch & Co., Canada Ltd...................................................... Ontario
      Merrill Lynch Canada Inc........................................................... Canada
     Mercury Asset Management Group Ltd.(4).............................................. England
      Mercury Asset Management Holdings Ltd.............................................. England
     Merrill Lynch Asset Management L.P.(5).............................................. Delaware
     Merrill Lynch Capital Partners, Inc................................................. Delaware
     Merrill Lynch Futures Inc........................................................... Delaware
     Merrill Lynch Insurance Group, Inc.................................................. Delaware
        Merrill Lynch Life Insurance Company............................................. Arkansas
        ML Life Insurance Company of New York............................................ New York
     Merrill Lynch International Finance Corporation..................................... New York

                                                                                                STATE OF
                                                                                              JURISDICTION OF
NAME                                                                                             ENTITY
----                                                                                      -------------------
      Merrill Lynch International Bank Limited........................................... England
        Merrill Lynch Bank (Suisse) S.A.................................................. Switzerland
    Merrill Lynch Group Holdings Limited................................................. Ireland
      Merrill Lynch Capital Markets Bank Limited......................................... Ireland
    Merrill Lynch Mortgage Capital Inc................................................... Delaware
    Merrill Lynch Bank USA............................................................... Utah
    Merrill Lynch Trust Company(6)....................................................... New Jersey
      Merrill Lynch Business Financial Services Inc...................................... Delaware
      Merrill Lynch Credit Corporation................................................... Delaware
    Merrill Lynch Investment Partners Inc................................................ Delaware
    MLDP Holdings, Inc.(7)............................................................... Delaware
      Merrill Lynch Derivative Products AG............................................... Switzerland
    ML IBK Positions, Inc................................................................ Delaware
      Merrill Lynch Capital Corporation.................................................. Delaware
    ML Leasing Equipment Corp.(8)........................................................ Delaware
   Merrill Lynch International Incorporated.............................................. Delaware
    Merrill Lynch (Australasia) Pty Limited.............................................. New South Wales
      Merrill Lynch International (Australia) Limited(9)................................. New South Wales
    Merrill Lynch International Bank..................................................... United States
    Merrill Lynch International Holdings Inc............................................. Delaware
      Merrill Lynch Bank and Trust Company (Cayman) Limited.............................. Cayman Islands,
                                                                                          British West Indies
      Merrill Lynch Capital Markets A.G.................................................. Switzerland
      Merrill Lynch Europe PLC........................................................... England
       Merrill Lynch Europe Holdings Limited............................................. England
         Merrill Lynch International(10)................................................. England
       Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers)
         Limited......................................................................... England
      Merrill Lynch Europe Ltd........................................................... Cayman Islands,
                                                                                          British West Indies
      Merrill Lynch France............................................................... France
       Merrill Lynch Capital Markets (France) S.A........................................ France
      Merrill Lynch (Asia Pacific) Limited............................................... Hong Kong
       Merrill Lynch Far East Limited.................................................... Hong Kong
    Merrill Lynch Japan Incorporated..................................................... Cayman Islands,
                                                                                          British West Indies


---------------------------
(1)  MLPF&S also conducts business as "Merrill Lynch & Co."
(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.
(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.
(4)  Held through several intermediate holding companies.
(5) Merrill Lynch Asset Management L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.
(6) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.
(7) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.
(8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(9)  Held through an intermediate subsidiary.
(10) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

      The number of contracts in force as of July 3, 2000 was 97,522.

ITEM 28. INDEMNIFICATION

      There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

      The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

          Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; The Corporate Fund Accumulation Program, Inc.; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; Defined Asset Funds--Municipal Insured Series; Equity Investor Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Securities Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.

      Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B.

      (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                                    POSITIONS AND OFFICES WITH UNDERWRITER
      ----------------------------                   ------------------------------------------------------------
      John L. Steffens(1)                            Director, Chairman of the Board, and Chief Executive Officer
      Thomas W. Davis(1)                             Executive Vice President
      Barry S. Friedberg(1)                          Executive Vice President
      Edward L. Goldberg(1)                          Executive Vice President
      Jerome P. Kenney(1)                            Executive Vice President
      E. Stanley  O'Neal(1)                          Director and Executive Vice President
      Thomas H. Patrick(1)                           Executive Vice President
      George A. Schieren(2)                          Director, General Counsel, and Senior Vice President
      Winthrop H. Smith, Jr.(1)                      Executive Vice President
      John C. Stomber(3)                             Senior Vice President and Treasurer
      Roger M. Vasey(1)                              Executive Vice President

----------

(1)   World Financial Center, 250 Vesey Street, New York, NY 10080

(2)   222 Broadway Street, 14th Floor, New York, NY 10038

(3)   World Financial Center, 225 Liberty Street, New York, NY 10281

      (c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

      (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

      (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

      (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 7th day of July, 2000.

                                                              Merrill Lynch Life Variable Annuity
                                                              Separate Account A
                                                                                (Registrant)

Attest: /s/ EDWARD W. DIFFIN, JR.                             By: /s/ BARRY G. SKOLNICK
        -------------------------                                 ----------------------
        Edward W. Diffin, Jr.                                     Barry G. Skolnick
        Vice President and Senior Counsel                         Senior Vice President of
                                                                  Merrill Lynch Life Insurance Company

                                                              Merrill Lynch Life Insurance Company
                                                                                (Depositor)

Attest: /s/ EDWARD W. DIFFIN, JR.                             By: /s/ BARRY G. SKOLNICK
        -------------------------                                 ----------------------
        Edward W. Diffin, Jr.                                     Barry G. Skolnick
        Vice President and Senior Counsel                         Senior Vice President

      As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities indicated on July 7, 2000.

                        SIGNATURE                                                   TITLE
                        ---------                                                   -----
                           *                                Chairman of the Board, President and Chief
-----------------------------------------------              Executive Officer
                   Anthony J. Vespa

                           *                                Director, Senior Vice President, Chief
-----------------------------------------------              Financial Officer, Chief Actuary and
                Joseph E. Crowne, Jr.                        Treasurer

                           *                                Director, Senior Vice President, and Chief
-----------------------------------------------              Investment Officer
                   David M. Dunford

                           *                                Director and Senior Vice President
-----------------------------------------------
                    Gail R. Farkas

*By: /s/ BARRY G. SKOLNICK                                  In his own capacity as Director, Senior Vice
-----------------------------------------------              President, General Counsel, and Secretary
Barry G. Skolnick                                            and as Attorney-In-Fact

                                  EXHIBIT INDEX

         EXHIBIT                    DESCRIPTION                                                                    PAGE
         -------                    -----------                                                                    ----
          4(j)       Merrill Lynch Life Insurance Company Endorsement (ML038)...................................   C-
          4(k)       Merrill Lynch Life Insurance Company Endorsement (ML039)...................................   C-
          4(1)       Merrill Lynch Life Insurance Company Endorsement (ML040)...................................   C-
          4(m)       Merrill Lynch Life Insurance Company Endorsement (ML041)...................................   C-
          (10)(a)    Written Consent of Sutherland Asbill & Brennan LLP ........................................   C-
          (10)(b)    Written Consent of Deloitte & Touche LLP, independent auditors ............................   C-
          (10)(c)    Written Consent of Barry G. Skolnick, Esq. ................................................   C-